Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 9,070	¥ 12,113